Net loss per share and dividends per share (Tables)	12 Months Ended
Dec. 31, 2021
Net loss per share and dividends per share
Schedule of Basic and diluted loss per share

	For the years ended December 31
Numerator:	2021	2020	2019
Net loss attributable to common stockholders	$(38,086,701)	(6,046,195)	(22,861,257)
Denominator:
Weighted average number of shares outstanding	33,882,932	33,241,936	33,097,831
Net loss per share, basic and diluted	$(1.12)	(0.18)	(0.69)